Organization and Principal Activities	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Mint Incorporation Limited (the “Company”) was incorporated in the British Virgin Islands (“BVI”) on October 18, 2023 as an investment holding company. The Company conducts its primary operations through its indirectly wholly-owned subsidiary Matter Interiors Limited (“MIL”) which is incorporated and domiciled in Hong Kong SAR (“HKSAR”) on November 16, 2018.

The Company wholly owns CKL Holding Limited (“CKL”) an investment holding company that was incorporated in the BVI on October 27, 2023. The primary purpose of CKL is to hold MIL.

The Company, through its indirectly wholly-owned subsidiary, MIL, is an interior design and fit out service provider based in HKSAR, providing design, fit out and repair and maintenance services for residential and non-residential buildings. The design service includes provision of conceptualized design with layout plans and detailed design drawings. Fit out works include installing materials to cover floors or walls, installing or constructing partition walls, windows, furniture or fixtures and installing other systems such as plumbing or electrical wiring. Repair and maintenance works include, among other things, replacement of fixtures and fittings and repainting walls and ceilings.

The following is an organization chart of the Company and its subsidiaries:

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, the Company becomes the holding company of the Group on November 29, 2023. As the Group were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the beginning of the three-year period ended March 31, 2025, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

The consolidated balance sheets as of March 31, 2025 and 2024 present the assets and liabilities of the aforementioned companies now comprising the Group which had been incorporated/established as of the relevant balance sheet date as if the current group structure had been in existence at those dates based on the same control aforementioned. The Company eliminates all significant intercompany balances and transactions in its consolidated financial statements.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 13. The ordinary shares of the Company are presented on a retroactive basis to reflect the share subdivision completed on August 19, 2024.